Property and Equipment (Details) - Schedule of property and equipment - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property and Equipment (Details) - Schedule of property and equipment [Line Items]
Total - Gross	$ 40,573,707	$ 36,261,288	$ 28,996,805
Less: accumulated depreciation	(28,384,282)	(24,790,928)	(17,976,024)
Total - Net	12,189,425	11,470,360	11,020,781
Website and software development [Member]
Property and Equipment (Details) - Schedule of property and equipment [Line Items]
Total - Gross	37,922,840	33,894,207	26,611,163
Furniture and fixtures [Member]
Property and Equipment (Details) - Schedule of property and equipment [Line Items]
Total - Gross	850,511	843,575	843,576
Computers and electronics [Member]
Property and Equipment (Details) - Schedule of property and equipment [Line Items]
Total - Gross	956,101	696,684	677,943
Vehicles [Member]
Property and Equipment (Details) - Schedule of property and equipment [Line Items]
Total - Gross	430,162	430,162	467,463
Leasehold improvements [Member]
Property and Equipment (Details) - Schedule of property and equipment [Line Items]
Total - Gross	237,190	219,757	219,757
Video and equipment [Member]
Property and Equipment (Details) - Schedule of property and equipment [Line Items]
Total - Gross	$ 176,903	$ 176,903	$ 176,903